Employee Benefit Plans (Schedule of Stock Option Valuation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average fair value of options
Risk free interest rate	1.40%	1.00%	0.60%
Volatility	21.20%	23.30%	35.80%
Dividend yield	1.60%	1.80%	2.40%
Weighted average expected life (years)	4 years 2 months 12 days	4 years 2 months 18 days	4 years 3 months